Inventories, Net	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories, Net

11 Inventories, net

Inventories are summarized as follows:

	2016	2015
Raw materials	52	66
Work in process	854	1,376
Finished goods	207	437

	1,113	1,879

The portion of finished goods stored at customer locations under consignment amounted to $53 million as of December 31, 2016 (2015: $69 million).

The amounts recorded above are net of an allowance for obsolescence of $84 million as of December 31, 2016 (2015: $84 million).